1. Summary of Significant Accounting Policies: Restricted Cash (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Restricted Cash:

Restricted Cash:

           At December 31, 2014 and 2013, the Company had cash of $1,073,157 and $974,452, respectively, held in restricted accounts at its insurance subsidiaries in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements.  During 2014 and 2013, restricted cash also included escrow deposits held by the Company on behalf of certain mortgage real estate customers.